Income Taxes (Components of the provision for income taxes) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Current Provision, Federal	$ 2,524	$ 1,924	$ 1,564
Current Provision, State and local	180	78	145
Total current provision	2,704	2,002	1,709
Deferred provision	45	(16)	(62)
Total provision for income taxes, amount	$ 2,749	$ 1,986	$ 1,647